U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 2-57209
POST-EFFECTIVE AMENDMENT NO. 59
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-2679
POST-EFFECTIVE AMENDMENT NO. 55
DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(1-520-434-3771)

Agents For Service:	Thomas D. Tays, Esq. Davis Selected Advisers, L.P. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756 (520) 434-3771

-or-

Arthur Don Greenberg Traurig LLP 77 West Wacker Drive Suite 3100 Chicago, IL 60601 (312) 456-8438
It is proposed that this filing will become effective:
☑    Immediately upon filing pursuant to paragraph (b)
☐    On ____ pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)
☐   On __, pursuant to paragraph (a) of Rule 485
☐   75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐    On___, pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered:	Common Stock of:
1. Davis Opportunity Fund
2. Davis Financial Fund
3. Davis Real Estate Fund
4. Davis Appreciation & Income Fund
5. Davis Government Bond Fund
6. Davis Government Money Market Fund
EXPLANATORY NOTE
This Post-Effective Amendment No. 59 to the Registration Statement contains:
XBRL filings for
Davis Series
Signature Pages
Exhibits:

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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 9th day of May, 2011.
The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

DAVIS SERIES, INC.
*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich* Kenneth Eich	Principal Executive Officer	May 9, 2011

Douglas Haines*	Principal Financial Officer; and	May 9, 2011

Douglas Haines	Principal Accounting Officer

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

*Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 2-57209.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

DAVIS SERIES, INC.
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 9, 2011 by the following persons in the capacities indicated.

Signature	Title

Marc P. Blum* Marc P. Blum	Director

Andrew A. Davis*	Director

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Signature	Title

Andrew A. Davis

Christopher C. Davis* Christopher C. Davis	Director

John Gates* John Gates	Director

Thomas S. Gayner* Thomas S. Gayner	Director

G. Bernard Hamilton* G. Bernard Hamilton	Director

Samuel H. Iapalucci* Samuel H. Iapalucci	Director

Robert P. Morgenthau* Robert P. Morgenthau	Director

Marsha Williams* Marsha Williams	Director
*Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 2-57209

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

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EXHIBIT LIST
XBRL Files for Davis Series, Inc.:
Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Appreciation & Income Fund
Davis Government Bond Fund
Davis Government Money Market Fund

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